Lease Commitments - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) ft²	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) ft²	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
Proceeds from sale leaseback				$ 1,500,000
Capital lease obligations			$ 500,000
Sale-leaseback transaction lease term	At the end of each lease term, the leases shall automatically renew for twelve additional months unless certain conditions are met.		At the end of each lease term, the leases shall automatically renew for twelve additional months at the current monthly rate unless the Company gives written notice 150 days prior to the end of the lease.
Amounts charged to expense under operating leases	$ 165,045	$ 74,268	$ 279,296	$ 293,773
Second Agreement
Operating Leased Assets [Line Items]
Sale-leaseback transaction agreement date	Apr. 30, 2014		Apr. 30, 2014
Proceeds from sale leaseback	$ 1,500,000		$ 1,500,000
Sale-leaseback transaction renewal period	24 months		24 months
Sale-leaseback transaction monthly payments	$ 64,665		$ 64,665
Amortizing of capital lease	36 months		36 months
Period of future expense			12 months
First Agreement
Operating Leased Assets [Line Items]
Proceeds from sale leaseback	$ 2,500,000		$ 2,500,000
Sale-leaseback transaction renewal period	36 months		36 months
Sale-leaseback transaction monthly payments	$ 74,875		$ 74,875
Amortizing of capital lease	48 months		48 months
Sale-leaseback transaction lease term			The Company shall have the opportunity to 1) repurchase the analyzers for a negotiated purchase price, not to exceed forty percent of their original cost; or 2) terminate the lease, return the property and enter into a new lease with new property that replaces the property of the old lease. Both the Company and the lessor shall have the right to reject any terms of option 1 or 2 and if rejected, the 12 month extension shall apply.
Building Space Lease
Operating Leased Assets [Line Items]
Area Of Leased Space | ft²	33,000		33,000
Aggregate lease, base	$ 21,226		$ 21,226
Lease Expiration Date	Apr. 30, 2017		Apr. 30, 2016
Renewal Term			3 years
Office Space Lease
Operating Leased Assets [Line Items]
Area Of Leased Space | ft²	35,540		13,399
Aggregate lease, base			$ 8,437
Aggregate lease, base	$ 3,472,875		$ 1,231,526
Term of Contract	65 months		65 months